Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.29975%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,167,567.73

Principal:
Principal Collections	$16,164,871.97
Prepayments in Full	$9,711,940.08
Liquidation Proceeds	$184,749.97
Recoveries	$29,644.42
Sub Total	$26,091,206.44
Collections	$27,258,774.17

Purchase Amounts:
Purchase Amounts Related to Principal	$313,088.17
Purchase Amounts Related to Interest	$1,573.67
Sub Total	$314,661.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,573,436.01

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,573,436.01
Servicing Fee	$431,779.63	$431,779.63	$0.00	$0.00	$27,141,656.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,141,656.38
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,141,656.38
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,141,656.38
Interest - Class A-3 Notes	$392,766.07	$392,766.07	$0.00	$0.00	$26,748,890.31
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$26,538,214.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,538,214.73
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$26,468,137.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,468,137.73
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$26,418,787.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,418,787.73
Regular Principal Payment	$24,074,711.03	$24,074,711.03	$0.00	$0.00	$2,344,076.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,344,076.70
Residual Released to Depositor	$0.00	$2,344,076.70	$0.00	$0.00	$0.00
Total		$27,573,436.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,074,711.03
Total					$24,074,711.03

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,074,711.03	$55.67	$392,766.07	$0.91	$24,467,477.10	$56.58
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$24,074,711.03	$18.30	$722,868.65	$0.55	$24,797,579.68	$18.85

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$252,042,394.73	0.5827974	$227,967,683.70	0.5271295
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$448,832,394.73	0.3410866	$424,757,683.70	0.3227912

Pool Information
Weighted Average APR	2.698%	2.698%
Weighted Average Remaining Term	36.83	35.99
Number of Receivables Outstanding	27,585	26,873
Pool Balance	$518,135,552.61	$491,651,371.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$479,632,631.09	$455,160,657.34
Pool Factor	0.3636551	0.3450671

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$36,490,714.31
Targeted Overcollateralization Amount	$66,893,687.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,893,687.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$109,530.77
(Recoveries)		38	$29,644.42
Net Loss for Current Collection Period			$79,886.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1850%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.2561%
Second Prior Collection Period			-0.1845%
Prior Collection Period			0.0825%
Current Collection Period			0.1899%
Four Month Average (Current and Prior Three Collection Periods)			-0.0420%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,096	$5,967,025.73
(Cumulative Recoveries)			$1,447,492.92
Cumulative Net Loss for All Collection Periods			$4,519,532.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3172%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,846.86
Average Net Loss for Receivables that have experienced a Realized Loss			$2,156.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	216	$4,761,915.47
61-90 Days Delinquent	0.12%	22	$569,087.29
91-120 Days Delinquent	0.01%	2	$50,582.20
Over 120 Days Delinquent	0.07%	13	$355,657.43
Total Delinquent Receivables	1.17%	253	$5,737,242.39

Repossession Inventory:
Repossessed in the Current Collection Period		5	$105,953.38
Total Repossessed Inventory		10	$240,438.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1166%
Prior Collection Period			0.1269%
Current Collection Period			0.1377%
Three Month Average			0.1271%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1984%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	26

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	120	$2,909,881.05
2 Months Extended	98	$2,533,751.77
3+ Months Extended	17	$436,601.69

Total Receivables Extended	235	$5,880,234.51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer